Note 12 - Warrant Derivative (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions					3 Months Ended			12 Months Ended
	Aug. 11, 2022 CAD ($) $ / shares shares	Aug. 11, 2022 USD ($) $ / shares shares	Aug. 10, 2022 CAD ($) $ / shares shares	Aug. 10, 2022 USD ($) $ / shares shares	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
Statement Line Items [Line Items]
Proceeds from issuing shares | $					$ 848	$ 3,509	$ 11,411
Operating expense | $								$ 16,303	$ 22,473	$ 17,395
Shares issued in connection with August 2022 public offering [Member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through issued financing (in shares)	13,333,334	13,333,334	13,333,334	13,333,334
Price per shares issued (in CAD per share) | $ / shares	$ 1.50		$ 1.50
Proceeds from issuing shares	$ 25,600	$ 20.0	$ 25,600	$ 20.0
Number of common shares per unit (in shares)	1	1	1	1
Number of warrants per unit issued (in shares)	1	1	1	1
Number of shares issued upon exercise of each warrant (in shares)	1	1	1	1
Exercise price of warrants (in dollars per share) | $ / shares		$ 1.85		$ 1.85
Payments for share issue costs	$ 1,700	$ 2.2	$ 1,700	$ 2.2
Share issue related cost	1,200	1.6	1,200	1.6
Operating expense	$ 500	$ 0.6	$ 500	$ 0.6